CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash and cash equivalents	$ 3,150,492	$ 2,505,179
Accounts receivable, net	22,387,517	18,974,612
Accounts receivable - related party	0	28,289
Due from factor	0	203,351
Advance to suppliers	3,105,584	349,767
Inventories	3,240,721	1,848,081
Prepaid expenses and other receivables	179,713	113,853
Deferred tax asset	157,423	156,974
Total Current Assets	32,221,450	24,180,106
Noncurrent Assets
Heritage and cultural assets	129,002	128,687
Plant, property and equipment, net	8,551,114	8,721,186
Construction in progress	5,374,056	726,296
Acquisition deposit	3,000,000	0
Lease deposit	43,029	0
Goodwill	218,606	218,606
Intangible assets, net	1,216,092	724,465
Deferred tax asset, net	0	118,144
Total Noncurrent Assets	18,531,899	10,637,384
Total Assets	50,753,349	34,817,490
Current Liabilities
Accounts payable	7,123,534	6,758,058
Line of credit	6,529,178	0
Advance from customers	257,191	91,021
Accrued liabilities and other payables	1,495,835	834,128
Taxes payable	272,159	198,984
Total Current Liabilities	15,677,897	7,882,191
Noncurrent Liabilities
Deferred rent payable	55,902	58,949
Deferred tax liability, net	45,370	0
Income tax payable	4,608,592	4,016,266
Total Noncurrent Liabilities	4,709,864	4,075,215
Total Liabilities	20,387,761	11,957,406
Stockholders' Equity
Common stock, $0.001 par value; 75,000,000 shares authorized, 18,536,567 and 17,898,267 shares issued and outstanding as of December 31, 2012 and 2011, respectively	18,537	17,898
Additional paid-in capital	19,107,845	17,074,535
Subscription receivable	(1,950,000)	(1,950,000)
Statutory reserves	6,241	6,241
Accumulated other comprehensive income	2,176,646	2,138,974
Retained earnings	11,006,319	5,572,436
Total Stockholders' Equity	30,365,588	22,860,084
Total Liabilities and Stockholders' Equity	$ 50,753,349	$ 34,817,490